WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 89.6%
COMMUNICATION SERVICES - 14.1%
Diversified Telecommunication Services - 3.1%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	840,000	$678,838	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,580,000	2,081,367	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	2,160,000	1,468,130	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	3,720,000	3,214,134	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	2,080,000	1,582,693	(a)

Total Diversified Telecommunication Services				9,025,162

Entertainment - 0.4%
Allen Media LLC/Allen Media
Co-Issuer Inc., Senior Notes	10.500%	2/15/28	990,000	501,435	(a)
Netflix Inc., Senior Notes	6.375%	5/15/29	750,000	777,443

Total Entertainment				1,278,878

Media - 5.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	5,620,000	4,285,868	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	2,160,000	1,760,832	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,230,000	1,127,147	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,127,000	1,927,509
DISH DBS Corp., Senior Notes	7.750%	7/1/26	8,578,000	6,773,532

Total Media				15,874,888

Wireless Telecommunication Services - 5.2%
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	5,850,000	4,193,017	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	2,750,000	1,965,157	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	4,288,000	4,533,402
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	157,105
Sprint Corp., Senior Notes	7.875%	9/15/23	3,160,000	3,259,840
Sprint Corp., Senior Notes	7.625%	3/1/26	530,000	561,227
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	540,000	445,163	(a)

Total Wireless Telecommunication Services				15,114,911

TOTAL COMMUNICATION SERVICES				41,293,839

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER DISCRETIONARY - 22.5%
Auto Components - 3.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,780,000		$3,502,869	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	570,000		590,754	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	2,830,000		2,650,663
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	500,000		421,875
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	1,560,000		1,218,750	(a)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	3,150,000		3,056,413	(a)

Total Auto Components					11,441,324

Automobiles - 1.9%
Ford Motor Co., Senior Notes	9.000%	4/22/25	2,320,000		2,598,515
Ford Motor Co., Senior Notes	3.250%	2/12/32	410,000		320,825
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	200,000		200,108
Ford Motor Credit Co. LLC, Senior Notes	3.096%	5/4/23	500,000		492,970
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	750,000		636,513	(a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,340,000		1,162,767	(a)

Total Automobiles					5,411,698

Diversified Consumer Services - 2.8%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	860,000	EUR	711,154	(b)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	600,000		510,795	(a)
Garda World Security Corp., Senior Notes	9.500%	11/1/27	776,000		708,395	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000		1,089,245
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	4,281,000		3,730,271	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	2,350,000		1,470,818	(a)

Total Diversified Consumer Services					8,220,678

Hotels, Restaurants & Leisure - 12.1%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,000,000	EUR	868,779	(a)
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	1,500,000		1,475,603	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	2,360,000		2,012,372	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	1,270,000		964,406	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	1,600,000		1,465,960	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	2,330,000		1,750,814	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,540,000		1,407,537	(a)

See Notes to Schedule of Investments.

2	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	620,000		$624,666	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	750,000		710,035
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	850,000		724,488
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,110,000		724,658	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	850,000		737,860	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	3,861,000		3,127,410	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	3,079,000		2,505,132	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	930,000		844,152	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,600,000		1,244,760	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,220,000		946,109	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	993,000		750,966	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,000,000	GBP	1,032,867	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	550,000	GBP	535,044	(b)
Sands China Ltd., Senior Notes	4.875%	6/18/30	790,000		626,468
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	1,000,000		980,090	(a)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	800,000		721,176	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,550,000		1,628,940	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	450,000		368,384	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	1,590,000	GBP	1,545,270	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	3,490,000		2,509,362	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	200,000		140,304	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,690,000		1,178,267	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,460,000		1,457,620	(a)

Total Hotels, Restaurants & Leisure					35,609,499

Specialty Retail - 1.8%
Guitar Center Inc., Senior Secured Notes	8.500%	1/15/26	510,000		472,500	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	3,910,000		2,606,113	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	490,000		459,274	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - (continued)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	500,000		$471,872	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,340,000		1,286,251

Total Specialty Retail					5,296,010

TOTAL CONSUMER DISCRETIONARY					65,979,209

CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 0.4%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	1,120,000	GBP	1,029,807	(b)

Food Products - 1.2%
Bellis Finco PLC, Senior Notes	4.000%	2/16/27	750,000	GBP	579,918	(a)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	700,000		641,379	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,365,000		2,332,801	(a)

Total Food Products					3,554,098

Household Products - 0.3%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	915,000		893,747

TOTAL CONSUMER STAPLES					5,477,652

ENERGY - 14.9%
Energy Equipment & Services - 0.3%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,000,000		924,205	(a)

Oil, Gas & Consumable Fuels - 14.6%
Apache Corp., Senior Notes	5.100%	9/1/40	760,000		646,870
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	900,000		846,990	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	750,000		747,589	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	180,000		177,784
Continental Resources Inc., Senior Notes	4.375%	1/15/28	130,000		122,619
Continental Resources Inc., Senior Notes	4.900%	6/1/44	550,000		432,305
Ecopetrol SA, Senior Notes	4.625%	11/2/31	580,000		453,351
Ecopetrol SA, Senior Notes	7.375%	9/18/43	800,000		673,160
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,500,000		1,037,670
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	2,460,000		1,994,808	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,070,000		973,935	(c)(d)

See Notes to Schedule of Investments.

4	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	2,510,000	$2,290,253	(c)(d)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	630,000	543,484	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	530,000	526,770	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	740,000	701,472
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	810,000	942,985
MEG Energy Corp., Senior Notes	7.125%	2/1/27	770,000	779,047	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	790,000	852,697	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	760,000	730,919	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	420,000	438,900
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	690,000	673,126
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	530,000	543,981
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	440,000	451,220
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	540,000	548,969
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,000,000	1,061,250
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	2,340,000	2,356,427
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,950,000	1,953,988
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,540,000	4,455,987
Range Resources Corp., Senior Notes	5.000%	3/15/23	600,000	600,021
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	408,162
Range Resources Corp., Senior Notes	8.250%	1/15/29	440,000	462,416
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000	501,855	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	590,000	492,379	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	990,000	960,389	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	560,000	576,834

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	120,000	$122,780
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,970,000	1,775,778	(a)
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	180,000	162,702
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	540,000	475,681
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	3,840,000	3,330,067
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	530,000	531,466
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000	374,558
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000	1,638,596
YPF SA, Senior Notes	8.500%	7/28/25	3,610,000	2,593,655	(a)

Total Oil, Gas & Consumable Fuels				42,965,895

TOTAL ENERGY				43,890,100

FINANCIALS - 10.6%
Banks - 5.9%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	2,390,000	2,035,085	(a)(c)(d)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	476,000	478,467
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	900,000	886,816	(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	800,000	714,504	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	810,000	814,943	(a)(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,070,000	2,974,062	(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,330,000	1,365,744	(a)(c)(d)

See Notes to Schedule of Investments.

6	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	700,000	$652,117	(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,100,000	2,011,732	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,410,000	2,262,430	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	880,000	850,375	(c)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,080,000	1,057,827	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,200,000	1,075,348	(a)(d)

Total Banks				17,179,450

Capital Markets - 2.7%
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	2,800,000	2,111,872	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,000,000	825,393	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	1,500,000	1,518,750	(a)(c)(d)
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	800,000	764,658	(a)(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,840,000	2,781,175	(a)(c)(d)

Total Capital Markets				8,001,848

Consumer Finance - 0.4%
Navient Corp., Senior Notes	5.875%	10/25/24	590,000	567,350
Navient Corp., Senior Notes	6.750%	6/15/26	700,000	665,000

Total Consumer Finance				1,232,350

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 1.5%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,446,619		$3,605,141	(a)(e)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	690,000		671,887	(b)

Total Diversified Financial Services					4,277,028

Thrifts & Mortgage Finance - 0.1%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	400,000		404,672	(a)

TOTAL FINANCIALS					31,095,348

HEALTH CARE - 6.7%
Health Care Providers & Services - 2.6%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	12/15/27	660,000		574,002	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	1,460,000		1,107,797	(a)
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000		1,115,000
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	480,000		471,982	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	540,000		403,248	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	1,000,000		965,500	(a)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	3,030,000		2,783,858	(a)
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	460,000		220,917	(a)

Total Health Care Providers & Services					7,642,304

Pharmaceuticals - 4.1%
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	2,050,000		761,606	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	2/15/31	210,000		81,055	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.750%	8/15/27	700,000		511,599	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	1,540,000	EUR	1,363,024	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	270,000	GBP	266,598	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	300,000		255,369	*(a)(f)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,840,000		1,829,567
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,740,000		1,692,759

See Notes to Schedule of Investments.

8	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	530,000	$447,447
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	5,520,000	4,834,050

Total Pharmaceuticals				12,043,074

TOTAL HEALTH CARE				19,685,378

INDUSTRIALS - 7.8%
Aerospace & Defense - 0.5%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,340,000	1,374,116	(a)

Airlines - 4.7%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	900,000	758,223	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	430,000	409,644	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,070,000	967,269	(a)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	3,230,000	3,203,922
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	460,000	431,940
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	370,000	377,896
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	3,220,000	3,335,880	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,350,000	1,355,076	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,746,000	1,775,499	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	1,270,000	1,236,339

Total Airlines				13,851,688

Commercial Services & Supplies - 1.2%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,770,000	1,752,195
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,970,000	1,659,735

Total Commercial Services & Supplies				3,411,930

Construction & Engineering - 0.3%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	530,000	480,734	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	650,000	560,225	(a)

Total Construction & Engineering				1,040,959

Machinery - 0.5%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,540,000	1,465,495

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.6%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	940,000	$795,372	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	327,000	324,221
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	610,000	570,923

Total Trading Companies & Distributors				1,690,516

TOTAL INDUSTRIALS				22,834,704

INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 1.2%
CommScope Inc., Senior Notes	7.125%	7/1/28	4,270,000	3,519,313	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	60,000	54,598	(a)

Total Communications Equipment				3,573,911

IT Services - 0.2%
Unisys Corp., Senior Secured Notes	6.875%	11/1/27	770,000	643,554	(a)

Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	1,000,000	978,510	(a)

Software - 0.0%††
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	1,440,192	0	*(e)(f)(g)(h)(i)

Technology Hardware, Storage & Peripherals - 1.3%
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	720,000	714,103
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,350,000	2,299,019
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	210,000	198,411
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	650,000	651,723	(a)

Total Technology Hardware, Storage & Peripherals				3,863,256

TOTAL INFORMATION TECHNOLOGY				9,059,231

MATERIALS - 4.9%
Chemicals - 0.2%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash or 10.000% PIK)	10.000%	8/15/26	551,670	544,520	(a)(e)

Containers & Packaging - 2.2%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	4,350,000	3,380,233	(a)(e)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,425,000	1,032,669	(a)

See Notes to Schedule of Investments.

10	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,380,000	$1,000,058	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	410,000	382,976
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	780,000	742,466	(a)

Total Containers & Packaging				6,538,402

Metals & Mining - 2.5%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,020,000	2,040,827
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	300,000	288,420	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	380,000	379,584
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	280,000	266,025
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,120,000	1,009,685
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	260,000	250,229
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,220,000	2,306,813
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	779,891

Total Metals & Mining				7,321,474

TOTAL MATERIALS				14,404,396

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	346,000	340,549
GEO Group Inc., Secured Notes	10.500%	6/30/28	675,000	643,013
GEO Group Inc., Senior Notes	6.000%	4/15/26	750,000	599,488
Service Properties Trust, Senior Notes	4.500%	3/15/25	250,000	218,674
Service Properties Trust, Senior Notes	5.250%	2/15/26	500,000	426,241
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,500,000	1,299,585
Service Properties Trust, Senior Notes	4.950%	10/1/29	420,000	317,986
Service Properties Trust, Senior Notes	4.375%	2/15/30	1,270,000	932,320

Total Equity Real Estate Investment Trusts (REITs)				4,777,856

Real Estate Management & Development - 0.4%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	200,000	13,840	*(b)(f)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	400,000	28,061	*(b)(f)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	1,750,000	1,111,250	(b)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	200,000	31,975	(b)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - (continued)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	200,000	$15,283	*(b)(f)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	300,000	22,377	*(b)(f)

Total Real Estate Management & Development				1,222,786

TOTAL REAL ESTATE				6,000,642

UTILITIES - 1.1%
Electric Utilities - 0.6%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,260,000	1,480,349
Pampa Energia SA, Senior Notes	7.500%	1/24/27	340,000	311,380	(a)

Total Electric Utilities				1,791,729

Gas Utilities - 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,390,000	1,358,386

TOTAL UTILITIES				3,150,115

TOTAL CORPORATE BONDS & NOTES (Cost - $267,698,100)				262,870,614

SOVEREIGN BONDS - 4.7%
Angola - 0.3%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,200,000	999,588	(a)

Argentina - 1.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	164,491	38,573
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	350,000	264,985	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	4,465,000	2,857,600	(a)

Total Argentina				3,161,158

Bahamas - 0.3%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,500,000	956,782	(a)

Dominican Republic - 0.4%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	230,000	193,921	(a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,170,000	948,457	(a)

Total Dominican Republic				1,142,378

Ghana - 0.1%
Ghana Government International Bond, Senior Notes	7.875%	2/11/35	1,000,000	361,180	(a)

See Notes to Schedule of Investments.

12	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Jordan - 0.3%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	750,000		$744,937	(a)

Mexico - 1.3%
Mexican Bonos, Bonds	5.750%	3/5/26	86,380,000	MXN	3,845,118

Russia - 0.9%
Russian Federal Bond - OFZ	7.750%	9/16/26	183,580,000	RUB	964,547	*(f)
Russian Federal Bond - OFZ	8.150%	2/3/27	90,000,000	RUB	472,869	*(f)
Russian Federal Bond - OFZ	7.050%	1/19/28	137,820,000	RUB	724,120	*(f)
Russian Federal Bond - OFZ	6.900%	5/23/29	91,110,000	RUB	478,701	*(f)

Total Russia					2,640,237

TOTAL SOVEREIGN BONDS (Cost - $18,575,943)					13,851,378

CONVERTIBLE BONDS & NOTES - 2.0%
COMMUNICATION SERVICES - 1.6%
Media - 1.6%
DISH Network Corp., Senior Notes	2.375%	3/15/24	520,000		471,250
DISH Network Corp., Senior Notes	3.375%	8/15/26	5,850,000		4,224,059

TOTAL COMMUNICATION SERVICES					4,695,309

INDUSTRIALS - 0.4%
Airlines - 0.4%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,320,000		1,158,960

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $6,435,592)					5,854,269

SENIOR LOANS - 0.8%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
WW International Inc., Initial Term Loan	—	4/13/28	250,000		187,305	(j)

INDUSTRIALS - 0.4%
Airlines - 0.4%
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 5.250%)	7.313%	6/21/27	1,140,000		1,161,375	(d)(k)(l)

MATERIALS - 0.3%
Metals & Mining - 0.3%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	917,382		780,933	(d)(e)(g)(h)(k)(l)

TOTAL SENIOR LOANS (Cost - $2,235,518)					2,129,613

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $14,234)		5/28/28	14,866	$2,230	*

			SHARES
COMMON STOCKS - 0.0%††
MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd. (Cost - $0)			906	0	*(g)(h)(i)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $294,959,387)				284,708,104

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.7%
REPURCHASE AGREEMENTS - 0.7%
Goldman Sachs & Co. repurchase agreement dated 8/31/22; Proceeds at maturity - $2,100,130; (Fully collateralized by U.S. government agency obligations, 0.750% due 4/30/2026; Market value - $2,100,000) (Cost - $2,100,000)	2.220%	9/1/22	2,100,000	2,100,000

			SHARES
MONEY MARKET FUNDS - 1.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $3,085,151)	2.057%		3,085,151	3,085,151	(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,185,151)				5,185,151

TOTAL INVESTMENTS - 98.8% (Cost - $300,144,538)				289,893,255
Other Assets in Excess of Liabilities - 1.2%				3,404,508

TOTAL NET ASSETS - 100.0%				$293,297,763

See Notes to Schedule of Investments.

14	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(f)	The coupon payment on this security is currently in default as of August 31, 2022.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Value is less than $1.

(j)	All or a portion of this loan is unfunded as of August 31, 2022. The interest rate for fully unfunded term loans is to be determined.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2022, the total market value of investments in Affiliated Companies was $3,085,151 and the cost was $3,085,151 (Note 2).

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report	15

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

At August 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	343,320	USD	265,302	BNP Paribas SA	10/18/22	$(3,974)
USD	264,759	CAD	343,320	BNP Paribas SA	10/18/22	3,431
USD	811,216	EUR	800,000	BNP Paribas SA	10/18/22	4,647
USD	2,273,927	EUR	2,243,130	BNP Paribas SA	10/18/22	12,375
MXN	19,871,401	USD	954,209	Goldman Sachs Group Inc.	10/18/22	22,930
USD	5,558,678	GBP	4,611,174	Goldman Sachs Group Inc.	10/18/22	196,790

Total						$236,199

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities. The Fund intends to liquidate on or about September 30, 2025 and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

17

Notes to Schedule of Investments (unaudited) (cont’d)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

18

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Information Technology	—	$9,059,231	$0	*	$9,059,231
Other Corporate Bonds & Notes	—	253,811,383	—		253,811,383
Sovereign Bonds	—	13,851,378	—		13,851,378
Convertible Bonds & Notes	—	5,854,269	—		5,854,269
Senior Loans:
Materials	—	—	780,933		780,933
Other Senior Loans	—	1,348,680	—		1,348,680
Warrants	—	2,230	—		2,230
Common Stocks	—	—	0	*	0	*

Total Long-Term Investments	—	283,927,171	780,933		284,708,104

Short-Term Investments†:
Repurchase Agreements	—	2,100,000	—		2,100,000
Money Market Funds	$3,085,151	—	—		3,085,151

Total Short-Term Investments	3,085,151	2,100,000	—		5,185,151

Total Investments	$3,085,151	$286,027,171	$780,933		$289,893,255

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$240,173	—		$240,173

Total	$3,085,151	$286,267,344	$780,933		$290,133,428

19

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$3,974	—	$3,974

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2022. The following transactions were effected in such company for the period ended August 31, 2022.

	Affiliate Value at May 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,738,641	$17,581,176	17,581,176	$17,234,666	17,234,666	—	$7,454	—	$3,085,151

20